Goodwill - Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Balance, beginning of the year	$ 311,865	$ 311,865
Balance, end of the year	356,528	311,865
Donde Fashion Inc.
Goodwill [Roll Forward]
Acquisition of Donde Fashion Inc.	37,567	0
Other Acquisitions
Goodwill [Roll Forward]
Other acquisitions	$ 7,096	$ 0